Commitments and Contingencies - Summary of Future Minimum Commitment Payment (Details)	Dec. 31, 2016 USD ($)
2017	$ 36,800
2018	37,333
2019	38,400
2020	25,600
Total minimum commitment lease payment	138,133
Employment Agreement [Member]
2017	475,000
2018	475,000
2019	39,600
Total minimum commitment lease payment	$ 989,600